Revenue - Revenue by customer (Details)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	100.00%	100.00%
BMS (including Celgene)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	68.00%	98.00%
Sanofi
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	30.00%	1.00%
Bayer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	0.00%	1.00%
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	2.00%	0.00%